Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064
333-179272
333-183060

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Separate Account VLI-2

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 3

July 19, 2013 to the

Intelligent Life® VUL Prospectus

dated May 1, 2013

Intelligent Life® Survivorship VUL Prospectus

dated May 1, 2013

Intelligent Variable Annuity® Prospectus

dated May 1, 2013

M Intelligent VUL Prospectus

dated May 1, 2013

M Intelligent Survivorship VUL Prospectus

dated May 1, 2013

This supplement amends a certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

Prudential Series Fund — Natural Resources Portfolio

Prudential Series Fund — Value Portfolio

The Prudential Series Fund — Natural Resources Portfolio changed its annual portfolio operating expense effective 6/28/2013 in the following prospectuses:

Intelligent Life VUL & Intelligent Life Survivorship VUL

Intelligent Variable Annuity

M Intelligent VUL

M Intelligent Survivorship VUL

The Prudential Series Fund — Value Portfolio changed its annual portfolio operating expense effective 2/28/2013 in the following prospectuses:

Intelligent Life VUL & Intelligent Life Survivorship VUL

Intelligent Variable Annuity

Portfolio	Management Fees	Distribution (12b-1) or Service Fees	Other Expenses	Acquired Fund Fees and Expenses	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
Prudential Series Fund — Natural Resources Portfolio	0.45%	0.25%	0.20%	0.00%	0.90%	0.05%	0.85%
Prudential Series Fund — Value Portfolio	0.40%	0.25%	0.18%	0.00%	0.83%	0.05%	0.78%

For more information about these changes and about the portfolios in general, refer to the Prudential Series Fund — Natural Resources and Prudential Series Fund — Value prospectuses.

A14091 (07/13)